Collateralized Transactions	12 Months Ended
Dec. 31, 2012
Collateralized Transactions
8.	Collateralized Transactions

The Company receives financial instruments as collateral in connection with securities borrowed. Such financial instruments generally consist of equity and convertible securities but may include obligations of the U.S. government, federal agencies, foreign government and corporations. In most cases, the Company is permitted to deliver or repledge these financial instruments in connection with securities lending and other secured financings for meeting settlement requirements.

The table below presents financial instruments at fair value received as collateral that were permitted to be delivered or repledged and that were delivered or repledged by the Company as well as the fair value of financial instruments which could be further repledged by the receiving counterparty (in thousands):

	DECEMBER 31, 2012	DECEMBER 31, 2011
Collateral permitted to be delivered or repledged	$989,279	$1,450,281
Collateral that was delivered or repledged	933,716	1,383,298
Collateral permitted to be further repledged by the receiving counterparty	65,878	275,912

In order to finance securities positions and loan inventory, the Company also pledges financial instruments that it owns to counterparties who, in turn, are permitted to deliver or repledge them. Under these transactions, the Company pledges certain financial instruments owned to collateralize repurchase agreements and other secured financings. Repurchase agreements and other secured financings are short-term and mature within one year. Financial instruments owned and pledged to counterparties that do not have the right to sell or repledge such financial instruments consist of equity securities and loans.

The table below presents information about assets pledged by the Company (in thousands):

	DECEMBER 31, 2012	DECEMBER 31, 2011
Financial instruments owned, at fair value, pledged to counterparties that had the right to deliver or repledge (1)	$4,605,155	$2,121,783
Financial instruments owned, at fair value, pledged to counterparties that do not have the right to deliver or repledge (2)	696,495	550,926

(1)	Financial instruments owned, at fair value, pledged to counterparties that had the right to deliver or repledge includes $131.6 million and zero at December 31, 2012 and 2011, respectively, recorded within Assets of business held for sale.
(2)	Financial instruments owned, at fair value, pledged to counterparties that do not have the right to deliver or repledge includes $111.5 million and zero at December 31, 2012 and 2011, respectively, recorded within Assets of business held for sale.